Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 4.6	$ 4.7	$ 3.9	$ 9.2	$ 7.5